Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Liabilities
Schedule of flow through premium liability
Balance, December 31, 2021	198
Add:
Excess of subscription price over fair value of flow through common shares	561
Foreign currency translation adjustment	(8)
Less:
Income tax recovery	(719)
Balance, December 31, 2022	32
Less:
Income tax recovery	(32)
Foreign currency translation adjustment	-
Balance, December 31, 2023	$-
Add:
Excess of subscription price over fair value of flow through common shares	$261
Foreign currency translation adjustment	(3)
Less:
Income tax recovery	(258)
Balance, December 31, 2024	-

Schedule of deferred royalty liability
Balance, December 31, 2021	$142
Add:
Accretion	24
Less:
Advance royalty payment	(35)

Balance, December 31, 2022	131
Add:
Accretion	22
Less:
Advance royalty payment	(35)
Sale of investment (1)	(118)
Balance, December 31, 2023 and 2024	$-

Current portion	$-
Long term portion	-
Balance, December 31, 2023 and 2024	$-

Continuity of lease liability
Balance, December 31, 2022	257
Add:
Interest	16
Foreign currency translation	4
Less:
Payments	(62)

Balance, December 31, 2023	$215

Add:
Interest	12
Foreign currency translation	(15)
Less:
Payments	(62)

Balance, December 31, 2024	$150

Current portion
Long term portion	$62
Balance, December 31, 2024	88
150